T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
November 30, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 78.7% (1)
Aerospace & Defense 1.0%
Brown Group Holding, FRN, 1M TSFR
+ 3.75%, 7.844%, 7/2/29  15 15
Peraton, FRN, 1M USD LIBOR +
7.75%, 11.654%, 2/1/29  43 41
Spirit AeroSystems, FRN, 1M TSFR +
4.50%, 11/23/27 (2) 30 29
TransDigm, FRN, 1M USD LIBOR +
2.25%, 5.924%, 12/9/25  55 54
139
Airlines 2.2%
AAdvantage Loyalty IP, FRN, 1M USD
LIBOR + 4.75%, 7.46%, 4/20/28  75 74
Air Canada, FRN, 1M USD LIBOR +
3.50%, 6.421%, 8/11/28  30 30
American Airlines, FRN, 3M USD
LIBOR + 1.75%, 5.794%, 6/27/25  39 37
Mileage Plus Holdings, FRN, 1M USD
LIBOR + 5.25%, 8.777%, 6/21/27  97 100
United Airlines, FRN, 1M USD LIBOR +
3.75%, 8.108%, 4/21/28  72 71
312
Automotive 2.3%
American Auto Auction Group, FRN,
1M TSFR + 5.00%, 8.553%, 12/30/27  24 21
Autokiniton U.S. Holdings, FRN, 1M
USD LIBOR + 4.50%, 8.379%, 4/6/28  54 52
Dexko Global, FRN, 1M USD LIBOR +
3.75%, 7.682%, 10/4/28  65 58
Driven Holdings, FRN, 1M USD LIBOR
+ 3.00%, 3.517%, 12/17/28 (3) 70 66
LS Group OpCo Acquistion, FRN, 1M
USD LIBOR + 3.25%, 6.58%, 11/2/27  19 19
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 4.00%, 8.125%,
5/4/28  57 54
Wand NewCo 3, FRN, 1M USD LIBOR
+ 3.00%, 7.071%, 2/5/26  60 57
327
Broadcasting 2.8%
Clear Channel Outdoor Holdings, FRN,
1M USD LIBOR + 3.50%, 7.914%,
8/21/26  105 96
EW Scripps, FRN, 1M USD LIBOR +
2.75%, 6.821%, 1/7/28  51 50
Gray Television, FRN, 1M USD LIBOR
+ 3.00%, 6.768%, 12/1/28  34 33
iHeartCommunications, FRN, 1M USD
LIBOR + 3.25%, 7.321%, 5/1/26  66 61
NEP Group, FRN, 3M USD LIBOR +
7.00%, 11.071%, 10/19/26  60 47
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 4/11/29 (2) 25 22
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 13.472%, 10/11/29 (3) 45 44
Univision Communications, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 1/31/29  40 39
Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, FRN, 3M
USD LIBOR + 2.75%, 6.821%, 3/15/24  10 10
402
Building Products 0.7%
Chariot Buyer, FRN, 1M USD LIBOR +
3.50%, 7.571%, 11/3/28  44 41
Hunter Douglas, FRN, 1M TSFR +
3.50%, 7.859%, 2/26/29  45 39
Specialty Building Products Holdings,
FRN, 1M USD LIBOR + 3.25%,
7.266%, 10/15/28  25 22
102
Cable Operators 0.2%
Directv Financing, FRN, 1M USD
LIBOR + 5.00%, 9.071%, 8/2/27  29 27
27
Chemicals 1.2%
Aruba Investments Holdings, FRN,
1M USD LIBOR + 7.75%, 11.794%,
11/24/28  25 22
Avient, FRN, 1M TSFR + 3.25%,
7.344%, 8/29/29  12 12
Eco Services Operations, FRN, 1M
USD LIBOR + 2.50%, 6.915%, 6/9/28  10 10
Nouryon USA, FRN, 1M USD LIBOR +
2.75%, 7.165%, 10/1/25  35 34
Vibrantz Technologies, FRN, 3M TSFR
+ 4.25%, 8.494%, 4/23/29  70 59
WR Grace Holdings, FRN, 3M USD
LIBOR + 3.75%, 7.438%, 9/22/28  35 34
171
Consumer Products 1.6%
ABG Intermediate Holdings 2, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 9/27/24  63 62
Life Time, FRN, 1M USD LIBOR +
4.75%, 9.485%, 12/16/24  49 48
Olaplex, FRN, 1M TSFR + 3.50%,
7.198%, 2/23/29 (3) 35 33
PLNTF Holdings, FRN, 1M USD LIBOR
+ 8.00%, 11.602%, 3/22/26 (3) 39 39
United PF Holdings, FRN, 1M USD
LIBOR + 8.50%, 12.174%, 12/30/26 (3) 59 55
237
Container 1.2%
Charter Next Generation, FRN, 1M
USD LIBOR + 3.75%, 7.821%, 12/1/27  110 107
Proampac PG Borrower, FRN, 1M USD
LIBOR + 3.75%, 7.869%, 11/3/25  63 61
168
Energy 1.7%
Brazos Delaware II, FRN, 3M USD
LIBOR + 4.00%, 7.939%, 5/21/25  35 35
CITGO Petroleum, FRN, 1M USD
LIBOR + 6.25%, 10.321%, 3/28/24  49 49
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 8.511%, 9/19/29  25 25
Medallion Midland Acquisition, FRN,
1M USD LIBOR + 3.75%, 7.424%,
10/18/28  63 62

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Prairie ECI Acquiror, FRN, 3M USD
LIBOR + 4.75%, 8.821%, 3/11/26  26 25
Southwestern Energy, FRN, 1M TSFR
+ 2.50%, 6.203%, 6/22/27  45 44
240
Entertainment & Leisure 4.3%
Alchemy Copyrights, FRN, 1M USD
LIBOR + 3.00%, 6.768%, 3/10/28 (3) 64 63
AMC Entertainment Holdings, FRN, 3M
USD LIBOR + 3.00%, 6.859%, 4/22/26  98 55
Delta 2, FRN, 1M TSFR + 3.25%,
1/15/30 (2) 25 25
Motion Finco, FRN, 1M USD LIBOR +
3.25%, 6.924%, 11/12/26 (2) 30 29
Pug, FRN, 1M USD LIBOR + 4.25%,
8.321%, 2/13/27 (3) 79 68
SeaWorld Parks & Entertainment, FRN,
1M USD LIBOR + 3.00%, 7.125%,
8/25/28  75 73
SMG U.S. Midco 2, FRN, 1M USD
LIBOR + 2.50%, 6.915%, 1/23/25  25 24
UFC Holdings, FRN, 1M USD LIBOR +
2.75%, 7.11%, 4/29/26  221 217
William Morris Endeavor
Entertainment, FRN, 3M USD LIBOR +
2.75%, 6.83%, 5/18/25  62 60
614
Financial 10.8%
Acrisure, FRN, 1M TSFR + 5.75%,
9.879%, 2/15/27 (3) 75 74
Acrisure, FRN, 1M USD LIBOR +
4.25%, 8.321%, 2/15/27  60 57
Advisor Group Holdings, FRN, 1M USD
LIBOR + 4.50%, 8.571%, 7/31/26  70 68
Alliant Holdings Intermediate, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 5/9/25  75 73
Allspring Buyer, FRN, 3M USD LIBOR
+ 3.25%, 6.688%, 11/1/28  40 39
Apollo Commercial Real Estate
Finance, FRN, 1M USD LIBOR +
3.50%, 7.544%, 3/11/28 (3) 34 32
Aretec Group, FRN, 3M USD LIBOR +
4.25%, 8.436%, 10/1/25  73 71
AssuredPartners, FRN, 1M TSFR +
4.25%, 2/13/27 (2) 25 24
AssuredPartners, FRN, 1M USD LIBOR
+ 3.50%, 7.571%, 2/12/27  82 79
Blackstone Mortgage Trust, FRN, 1M
TSFR + 3.50%, 7.586%, 5/9/29 (3) 55 54
Citco Funding, FRN, 1M TSFR +
3.50%, 7.581%, 4/27/28 (3) 20 20
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 8.396%, 8/9/26  49 48
EIG Management, FRN, 3M USD
LIBOR + 3.75%, 7.821%, 2/24/25 (3) 28 28
Howden Group Holdings, FRN,
1M USD LIBOR + 3.25%, 7.375%,
11/12/27  24 23
HUB International, FRN, 1M TSFR +
4.00%, 8.129%, 10/31/29  25 25
Par/Shares $ Value
(Amounts in 000s)
‡
HUB International, FRN, 1M USD
LIBOR + 3.25%, 5.982%, 4/25/25 (2) 200 197
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 8.813%, 3/27/28 (CAD)  109 75
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
4.25%, 8.813%, 3/27/28 (CAD)  35 24
Jones Deslauriers Insurance
Management, FRN, 3M CAD CDOR +
7.50%, 12.063%, 3/26/29 (CAD) (3) 65 44
KREF Holdings X, FRN, 1M USD
LIBOR + 3.50%, 7.438%, 9/1/27 (3) 64 63
Nexus Buyer, FRN, 1M USD LIBOR +
6.25%, 10.321%, 11/5/29  45 42
Ryan Specialty Group, FRN, 1M USD
LIBOR + 3.00%, 7.186%, 9/1/27  43 42
Sedgwick Claims Management
Services, FRN, 3M USD LIBOR +
3.25%, 7.321%, 12/31/25  120 117
Starwood Property Mortgage, FRN,
1M USD LIBOR + 3.25%, 7.321%,
7/26/26 (3) 30 29
USI, FRN, 1M TSFR + 3.75%,
11/16/29 (2) 200 196
1,544
Food 2.5%
Naked Juice, FRN, 1M TSFR + 6.10%,
9.653%, 1/20/30  30 26
Naked Juice, FRN, 3M TSFR + 3.25%,
6.903%, 1/20/29  35 33
Primary Products Finance, FRN,
1M USD LIBOR + 4.15%, 6.227%,
10/22/28  50 49
Triton Water Holdings, FRN, 1M USD
LIBOR + 3.50%, 7.174%, 3/31/28  49 45
Whole Earth Brands, FRN, 1M USD
LIBOR + 4.50%, 8.203%, 2/5/28  54 50
Woof Holdings, FRN, 1M USD LIBOR +
3.75%, 7.315%, 12/21/27  29 27
Woof Holdings, FRN, 1M USD LIBOR +
7.25%, 10.815%, 12/21/28  145 130
360
Gaming 1.4%
Aristocrat Technologies, FRN, 1M
TSFR + 2.25%, 5.903%, 5/24/29  15 15
Caesars Resort Collection, FRN, 1M
USD LIBOR + 3.50%, 7.571%, 7/21/25  13 13
Caesars Resort Collection, FRN,
3M USD LIBOR + 2.75%, 6.821%,
12/23/24  36 36
Great Canadian Gaming, FRN, 1M
USD LIBOR + 4.00%, 7.602%, 11/1/26  50 49
HRNI Holdings, FRN, 1M USD LIBOR +
4.25%, 8.321%, 12/11/28  44 43
Scientific Games Holdings, FRN, 1M
TSFR + 3.50%, 7.097%, 2/4/29  15 14
Scientific Games International, FRN,
1M TSFR + 3.00%, 6.896%, 4/14/29  35 34
204

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 12.3%
AthenaHealth Group, FRN, 1M TSFR +
3.50%, 7.194%, 2/15/29 (4) 125 114
Auris Luxembourg III, FRN, 3M USD
LIBOR + 3.75%, 8.676%, 2/27/26  54 48
Azalea Topco, FRN, 1M USD LIBOR +
3.75%, 7.821%, 7/24/26 (3) 49 47
CAB SELAS, FRN, 3M EURIBOR +
3.00%, 4.742%, 2/9/28 (EUR)  25 24
CHG Healthcare Services, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 9/29/28  44 43
Diacine France, FRN, 3M EURIBOR +
3.50%, 4.693%, 12/13/24 (EUR)  30 31
Gainwell Acquisition, FRN, 1M USD
LIBOR + 4.00%, 7.674%, 10/1/27  250 243
Heartland Dental, FRN, 1M USD
LIBOR + 4.00%, 8.044%, 4/30/25  48 45
ICON Luxembourg, FRN, 1M USD
LIBOR + 2.25%, 5.938%, 7/3/28  45 44
Insulet, FRN, 1M USD LIBOR + 3.25%,
7.321%, 5/4/28  79 77
Jazz Financing, FRN, 1M USD LIBOR +
3.50%, 7.571%, 5/5/28  26 26
Maravai Intermediate Holdings,
FRN, 1M TSFR + 3.00%, 6.955%,
10/29/27 (2) 119 117
Medline Borrower, FRN, 1M USD
LIBOR + 3.25%, 7.321%, 10/23/28 (2) 80 76
National Mentor Holdings, FRN, 1M
USD LIBOR + 7.25%, 10.93%, 3/2/29  95 63
Organon, FRN, 1M USD LIBOR +
3.00%, 6.188%, 6/2/28  79 78
Padagis, FRN, 1M USD LIBOR +
4.75%, 8.491%, 7/6/28 (3) 40 34
PetVet Care Centers, FRN, 1M USD
LIBOR + 3.50%, 7.571%, 2/14/25  149 137
Phoenix Newco, FRN, 1M USD LIBOR
+ 3.25%, 7.321%, 11/15/28  60 57
Phoenix Newco, FRN, 3M USD LIBOR
+ 6.50%, 10.571%, 11/15/29  155 146
Project Ruby Ultimate Parent, FRN, 1M
USD LIBOR + 3.25%, 7.321%, 3/10/28  44 42
SAM Bidco, FRN, 1M USD LIBOR +
3.25%, 6.924%, 12/13/24  60 57
Southern Veterinary Partners, FRN, 1M
USD LIBOR + 4.00%, 8.071%, 10/5/27  39 38
Sunshine Luxembourg VII, FRN, 1M
USD LIBOR + 3.00%, 7.424%, 10/1/26  44 42
Surgery Center Holdings, FRN, 1M
USD LIBOR + 3.75%, 7.63%, 8/31/26  37 36
Verscend Holding, FRN, 1M USD
LIBOR + 4.00%, 8.071%, 8/27/25  34 33
Waystar Technologies, FRN, 1M USD
LIBOR + 4.00%, 8.071%, 10/22/26  64 62
1,760
Information Technology 10.8%
Applied Systems, FRN, 1M USD LIBOR
+ 3.00%, 6.674%, 9/19/24  101 100
Applied Systems, FRN, 1M USD LIBOR
+ 5.50%, 9.174%, 9/19/25  88 87
Par/Shares $ Value
(Amounts in 000s)
‡
AppLovin, FRN, 3M USD LIBOR +
3.00%, 6.674%, 10/25/28  25 23
Boxer Parent, FRN, 1M USD LIBOR +
3.75%, 7.821%, 10/2/25  60 57
Central Parent, FRN, 1M TSFR +
4.50%, 8.112%, 6/9/29  175 173
Concorde, FRN, 3M EURIBOR +
4.00%, 5.16%, 3/1/28 (EUR)  30 29
Conservice Midco, FRN, 1M USD
LIBOR + 4.25%, 8.321%, 5/13/27  44 42
Delta Topco, FRN, 1M USD LIBOR +
7.25%, 9.336%, 12/1/28  90 76
ECI Macola, FRN, 1M USD LIBOR +
3.75%, 7.424%, 11/9/27  93 90
Entegris, FRN, 1M TSFR + 3.00%,
5.948%, 7/6/29  20 20
Epicor Software, FRN, 1M USD LIBOR
+ 3.25%, 7.321%, 7/30/27 (2) 118 114
Epicor Software, FRN, 1M USD LIBOR
+ 7.75%, 11.821%, 7/31/28  85 84
Go Daddy Operating, FRN, 1M TSFR +
3.25%, 7.336%, 11/9/29 (2) 60 60
Hyland Software, FRN, 1M USD LIBOR
+ 3.50%, 7.571%, 7/1/24  25 24
Hyland Software, FRN, 1M USD LIBOR
+ 6.25%, 10.321%, 7/7/25  8 8
Infinite Bidco, FRN, 1M USD LIBOR +
7.00%, 10.674%, 3/2/29  45 41
Magnite, FRN, 1M USD LIBOR +
5.00%, 9.10%, 4/28/28  24 23
McAfee, FRN, 1M TSFR + 3.75%,
7.636%, 3/1/29  35 33
MH Sub I, FRN, 1M USD LIBOR +
3.75%, 7.821%, 9/13/24  42 41
MH Sub I, FRN, 1M USD LIBOR +
6.25%, 10.649%, 2/23/29  25 22
MH Sub I, FRN, 3M USD LIBOR +
3.75%, 7.821%, 9/13/24  54 53
Mitchell International, FRN, 1M USD
LIBOR + 6.50%, 11.235%, 10/15/29  35 29
RealPage, FRN, 1M USD LIBOR +
3.00%, 7.071%, 4/24/28  48 46
RealPage, FRN, 1M USD LIBOR +
6.50%, 10.571%, 4/23/29  45 43
Sophia, FRN, 1M USD LIBOR + 3.50%,
7.174%, 10/7/27  137 132
Sovos Compliance, FRN, 1M USD
LIBOR + 4.50%, 8.571%, 8/11/28  74 72
TIBCO Software, FRN, 3M TSFR +
4.50%, 7.634%, 3/20/22  25 23
1,545
Lodging 1.0%
Aimbridge Acquisition, FRN, 1M USD
LIBOR + 3.75%, 8.689%, 2/2/26  74 70
Aimbridge Acquisition, FRN, 3M USD
LIBOR + 3.75%, 7.821%, 2/2/26  39 36
Playa Resorts Holding, FRN, 3M USD
LIBOR + 2.75%, 6.82%, 4/29/24  47 47
153

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing 5.0%
Engineered Machinery Holdings, FRN,
1M USD LIBOR + 3.50%, 7.174%,
5/19/28  74 71
Engineered Machinery Holdings, FRN,
1M USD LIBOR + 6.50%, 10.174%,
5/21/29  65 60
Engineered Machinery Holdings,
FRN, 3M EURIBOR + 3.75%, 4.943%,
5/21/28 (EUR)  40 39
Engineered Machinery Holdings, FRN,
3M USD LIBOR + 6.00%, 9.674%,
5/21/29  160 147
Filtration Group, FRN, 1M USD LIBOR
+ 3.50%, 7.571%, 10/21/28  109 106
Filtration Group, FRN, 3M USD LIBOR
+ 3.00%, 7.071%, 3/31/25  104 103
LTI Holdings, FRN, 3M USD LIBOR +
6.75%, 10.821%, 9/6/26  60 49
Madison IAQ, FRN, 1M USD LIBOR +
3.25%, 6.815%, 6/21/28  44 42
Pro Mach Group, FRN, 1M USD LIBOR
+ 4.00%, 8.038%, 8/31/28  50 48
SRAM, FRN, 1M USD LIBOR + 2.75%,
6.821%, 5/18/28  50 49
714
Metals & Mining 0.5%
Grinding Media, FRN, 1M USD LIBOR
+ 4.00%, 7.509%, 10/12/28 (3) 49 45
TMS International, FRN, 1M USD
LIBOR + 2.75%, 7.053%, 8/14/24 (3) 30 28
73
Restaurants 0.9%
IRB Holding, FRN, 1M TSFR + 3.00%,
7.284%, 12/15/27  42 40
IRB Holding, FRN, 1M USD LIBOR +
2.75%, 6.821%, 2/5/25  25 24
Tacala Investment, FRN, 1M USD
LIBOR + 7.50%, 7.571%, 2/5/27  66 64
128
Retail 1.1%
At Home Group, FRN, 1M USD LIBOR
+ 4.00%, 7.743%, 7/24/28  59 47
CNT Holdings I, FRN, 1M USD LIBOR
+ 3.50%, 7.239%, 11/8/27  58 56
PetSmart, FRN, 1M USD LIBOR +
3.75%, 7.82%, 2/11/28  53 51
154
Satellites 1.0%
Iridium Satellite, FRN, 1M USD LIBOR
+ 2.50%, 6.571%, 11/4/26  19 19
Maxar Technologies, FRN, 1M TSFR +
4.25%, 8.436%, 6/14/29  65 62
Xplornet Communications, FRN, 1M
USD LIBOR + 4.00%, 8.071%, 10/2/28  34 28
Xplornet Communications, FRN,
1M USD LIBOR + 7.00%, 11.071%,
10/1/29 (3) 50 38
147
Par/Shares $ Value
(Amounts in 000s)
‡
Services 8.7%
Advantage Sales & Marketing, FRN,
1M USD LIBOR + 4.50%, 8.284%,
10/28/27  38 31
AG Group Holdings, FRN, 1M TSFR +
4.00%, 8.135%, 12/29/28 (3) 30 29
AI Aqua Merger Sub, FRN, 1M USD
LIBOR + 3.75%, 7.544%, 7/31/28  15 14
Albion Acquisitions, FRN, 1M USD
LIBOR + 5.25%, 9.575%, 8/17/26  54 51
Anticimex Global, FRN, 1M USD
LIBOR + 3.50%, 8.235%, 11/16/28 (3) 40 38
Anticimex Global, FRN, 1M USD
LIBOR + 4.00%, 8.735%, 11/16/28 (3) 40 39
Ascend Learning, FRN, 1M USD
LIBOR + 3.50%, 7.571%, 12/11/28  34 32
Ascend Learning, FRN, 1M USD
LIBOR + 5.75%, 9.821%, 12/10/29  90 76
Broom Holdings Bidco, FRN, 1M
EURIBOR + 3.75%, 4.943%, 8/24/28
(EUR)  60 57
Ceridian HCM Holding, FRN, 1M USD
LIBOR + 2.50%, 6.571%, 4/30/25  30 29
CoreLogic, FRN, 1M USD LIBOR +
6.50%, 10.625%, 6/4/29  130 88
DG Investment Intermediate Holdings
2, FRN, 1M USD LIBOR + 6.75%,
10.821%, 3/30/29  40 35
EG America, FRN, 3M USD LIBOR +
4.00%, 7.674%, 2/7/25  61 56
EG Finco, FRN, 3M EURIBOR + 7.00%,
7.00%, 4/30/27 (EUR)  45 40
Mermaid Bidco, FRN, 1M USD LIBOR
+ 3.50%, 7.96%, 12/22/27 (3) 69 65
Renaissance Holdings, FRN, 3M USD
LIBOR + 3.25%, 7.321%, 5/30/25  45 43
Skopima Consilio Parent, FRN, 1M
USD LIBOR + 4.00%, 8.071%, 5/12/28  44 42
Staples, FRN, 3M USD LIBOR + 5.00%,
7.782%, 4/16/26  56 50
TruGreen, FRN, 1M USD LIBOR +
4.00%, 8.071%, 11/2/27  30 26
TruGreen, FRN, 1M USD LIBOR +
8.50%, 12.915%, 11/2/28 (3) 30 25
UKG, FRN, 1M USD LIBOR + 3.25%,
6.998%, 5/4/26  114 109
UKG, FRN, 1M USD LIBOR + 5.25%,
8.998%, 5/3/27  265 242
White Cap Buyer, FRN, 1M TSFR +
3.75%, 7.55%, 10/19/27  33 32
1,249
Utilities 2.1%
Brookfield WEC Holdings, FRN, 1M
TSFR + 3.75%, 7.836%, 8/1/25  50 49
Constellation Renewables, FRN, 3M
USD LIBOR + 2.50%, 7.24%, 12/15/27  34 34
Covanta Holding, FRN, 1M USD LIBOR
+ 2.50%, 6.586%, 11/30/28  40 39
PG&E, FRN, 1M USD LIBOR + 3.00%,
7.125%, 6/23/25  84 83

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Par/Shares $ Value
(Amounts in 000s)
‡
TerraForm Power Operating, FRN, 1M
TSFR + 2.75%, 6.303%, 5/30/29  95 94
299
Wireless Communications 1.4%
Asurion, FRN, 1M USD LIBOR +
3.25%, 7.321%, 12/23/26  40 35
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.321%, 1/31/28  146 112
Asurion, FRN, 1M USD LIBOR +
5.25%, 9.321%, 1/20/29  75 58
205
Total Bank Loans (Cost $11,888) 11,274
CONVERTIBLE PREFERRED STOCKS 0.4%
Insurance 0.2%
Alliant Services, Series A, Acquisition
Date: 11/6/20, Cost $34 (5)(6) — 33
33
Utilities 0.2%
American Electric Power, 6.125%,
8/15/23  — 21
21
Total Convertible Preferred Stocks
(Cost $54) 54
CORPORATE BONDS 4.1%
Airlines 0.4%
American Airlines, 5.50%, 4/20/26 (7) 40 39
American Airlines, 11.75%, 7/15/25 (7) 20 22
61
Automotive 0.9%
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 10.164%, 10/15/26 (7) 130 124
124
Cable Operators 0.5%
DISH DBS, 5.25%, 12/1/26 (7) 25 21
Radiate Holdco, 4.50%, 9/15/26 (7) 60 50
71
Chemicals 0.1%
Kobe U.S. Midco 2, (9.25% Cash or
10.00% PIK), 9.25%, 11/1/26 (7)(8) 28 20
20
Energy 0.1%
NGL Energy Operating, 7.50%,
2/1/26 (7) 18 16
Tallgrass Energy Partners, 6.00%,
3/1/27 (7) 3 3
19
Financial 0.7%
Acrisure, 10.125%, 8/1/26 (7) 40 39
Aretec Escrow Issuer, 7.50%,
4/1/29 (7) 30 24
GTCR AP Finance, 8.00%, 5/15/27 (7) 32 31
94
Par/Shares $ Value
(Amounts in 000s)
‡
Health Care 0.3%
CHS, 6.875%, 4/15/29 (7) 25 13
CHS, 8.00%, 12/15/27 (7) 25 22
35
Satellites 0.3%
Intelsat Jackson Holdings, 6.50%,
3/15/30 (7) 50 46
46
Services 0.4%
Allied Universal Holdco, 9.75%,
7/15/27 (7) 35 32
Sabre GLBL, 9.25%, 4/15/25 (7) 30 30
62
Utilities 0.4%
Vistra, VR, 7.00% (7)(9)(10) 65 58
58
Total Corporate Bonds (Cost $655) 590
SHORT-TERM INVESTMENTS 11.3%
Money Market Funds 11.1%
T. Rowe Price Government Reserve
Fund, 3.86% (11)(12) 1,586 1,586
1,586
U.S. Treasury Obligations 0.2%
U.S. Treasury Bills, 3.70%, 3/23/23  25 25
25
Total Short-Term Investments (Cost
$1,611) 1,611
Total Investments in
Securities 94.5%
(Cost $14,208) $ 13,529
Other Assets Less Liabilities 5.5% 791
Net Assets 100.0% $ 14,320

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of November 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at November 30, 2022, was $22 and was valued at $22 (0.2% of net assets).
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $33 and represents 0.2% of net assets.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $590 and represents 4.1%
of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 3.218% (SOFR) Quarterly, 3/20/23 90 2 — 2
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 3.218% (SOFR) Quarterly, 6/20/23 125 2 — 2
Morgan Stanley, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index At Maturity, Pay Variable 3.218% (SOFR) Quarterly, 3/20/23 120 3 — 3
Total Bilateral Total Return Swaps — 7
Total Bilateral Swaps — 7

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 1/20/23 USD 31 GBP 27 $ (2)
JPMorgan Chase 1/20/23 USD 145 CAD 199 (3)
JPMorgan Chase 2/24/23 USD 73 EUR 70 —
State Street 2/24/23 USD 148 EUR 142 (1)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (6)

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.86% $ — # $ — $ 15 +
Supplementary Investment Schedule
Affiliate
Value
02/28/22
Purchase
Cost
Sales
Cost
Value
11/30/22
T. Rowe Price Government Reserve Fund, 3.86% $ 5,163 ¤ ¤ $ 1,586 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $15 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,586.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Floating Rate Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2022, totaled $(61,000) for the period ended November 30, 2022. During the period, transfers into
Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of November 30, 2022.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 590 $ — $ 590
Bank Loans — 10,174 1,100 11,274
Convertible Preferred Stocks — 54 — 54
Short-Term Investments 1,586 25 — 1,611
Total Securities 1,586 10,843 1,100 13,529
Swaps — 7 — 7
Total $ 1,586 $ 10,850 $ 1,100 $ 13,536
Liabilities
Forward Currency Exchange Contracts $ — $ 6 $ — $ 6
($000s)
Beginning
Balance
2/28/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
11/30/22
Investment in Securities
Bank Loans $ 1,376 $ (75) $ 305 $ (499) $ 476 $ (483) $ 1,100

T. ROWE PRICE Floating Rate Multi-Sector Account Portfolio

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.